Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Long Term Liabilities [Abstract]
Long term obligations under capital lease	$ 342,767	$ 214,458
Deferred gain on sale-leasebacks	163,554	57,627
Other long-term liabilities	506,321	272,085
Current portion	(38,298)	(18,543)
Other long-term liabilities	$ 468,023	$ 253,542